Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (Q1) - USD ($) $ in Thousands	Total	Series A Preferred Stock	Common stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Beginning balance (in shares) at Dec. 31, 2020	0
Beginning balance at Dec. 31, 2020	$ 0
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Beginning balance at Dec. 31, 2020	0
Ending balance at Dec. 31, 2021	0
Beginning balance (in shares) at Dec. 31, 2020			108,071,249
Beginning balance at Dec. 31, 2020	(18,006)		$ 11	$ 391,175	$ (404,629)	$ (4,563)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of options (in shares)			447,492
Issuance of common stock upon exercise of options	778			778
Issuance of common stock under Employee Stock Purchase Plan (in shares)			58,794
Issuance of common stock under Employee Stock Purchase Plan	161			161
Issuance of vested restricted stock units (in shares)			201,250
Stock-based compensation expense	7,720			7,720
Currency translation adjustment	(2)					(2)
Unrealized gain on marketable securities	(1)					(1)
Net loss	(25,687)				(25,687)
Ending balance (in shares) at Dec. 31, 2021			123,622,965
Ending balance at Dec. 31, 2021	$ 22,521		$ 12	457,391	(430,316)	(4,566)
Ending balance (in shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Ending balance at Dec. 31, 2022	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock upon exercise of options (in shares)			71,190
Issuance of common stock upon exercise of options	156			156
Issuance of common stock under Employee Stock Purchase Plan (in shares)			120,877
Issuance of common stock under Employee Stock Purchase Plan	189			189
Issuance of vested restricted stock units (in shares)			131,430
Stock-based compensation expense	10,194			10,194
Currency translation adjustment	18					18
Unrealized gain on marketable securities	(10)					(10)
Net loss	35,379				35,379
Ending balance (in shares) at Dec. 31, 2022			5,101,459
Ending balance at Dec. 31, 2022	93,828		$ 1	493,322	(394,937)	(4,558)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under Employee Stock Purchase Plan (in shares)			3,584
Issuance of common stock under Employee Stock Purchase Plan	149			149
Issuance of vested restricted stock units (in shares)			9,226
Stock-based compensation expense	2,276			2,276
Currency translation adjustment	(22)					(22)
Unrealized gain on marketable securities	11					11
Net loss	(21,663)				(21,663)
Ending balance (in shares) at Mar. 31, 2023			5,114,269
Ending balance at Mar. 31, 2023	$ 74,579		$ 1	495,747	(416,600)	(4,569)
Beginning balance (in shares) at Dec. 31, 2022	0
Beginning balance at Dec. 31, 2022	$ 0
Ending balance (in shares) at Dec. 31, 2023	435,120.513
Ending balance at Dec. 31, 2023	$ 296,851
Beginning balance at Dec. 31, 2022	0
Ending balance at Dec. 31, 2023	3,703
Beginning balance (in shares) at Dec. 31, 2022			5,101,459
Beginning balance at Dec. 31, 2022	93,828		$ 1	493,322	(394,937)	(4,558)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under Employee Stock Purchase Plan (in shares)			186,044
Issuance of common stock under Employee Stock Purchase Plan	231			231
Issuance of vested restricted stock units (in shares)			636,418
Stock-based compensation expense	20,964			20,964
Currency translation adjustment	(53)					(53)
Unrealized gain on marketable securities	11					11
Net loss	$ (219,710)				(219,710)
Ending balance (in shares) at Dec. 31, 2023	5,397,597	0	5,397,597
Ending balance at Dec. 31, 2023	$ (440,184)	$ 0	$ 1	179,062	(614,647)	(4,600)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series A Preferred Stock in connection with private placement and settlement of related forward contract (in shares)	99,140.326
Issuance of Series A Preferred Stock in connection with private placement and settlement of related forward contract	$ 75,197
Transfer of Series A Preferred Stock and options for series A Preferred Stock to permanent equity (in shares)	(534,260.839)
Transfer of Series A Preferred Stock and options for series A Preferred Stock to permanent equity	$ (372,048)
Ending balance (in shares) at Mar. 31, 2024	0
Ending balance at Mar. 31, 2024	$ 0
Increase (Decrease) In Temporary Equity, Option, Roll Forward [Roll Forward]
Transfer of Series A Preferred Stock and options for series A Preferred Stock to permanent equity	(3,703)
Ending balance at Mar. 31, 2024	0
Increase (Decrease) in Stockholders' Equity
Transfer of Series A Preferred Stock and options for series A Preferred Stock to permanent equity (in shares)		534,260.839
Transfer of Series A Preferred Stock and options for series A Preferred Stock to permanent equity	375,751			375,751
Issuance of common stock upon exercise of options (in shares)			52,558
Issuance of common stock upon exercise of options	154			154
Issuance of common stock upon exercise of warrants (in shares)			65,681
Issuance of common stock upon exercise of warrants	2,877			2,877
Stock-based compensation expense	1,431			1,431
Currency translation adjustment	(5)					(5)
Unrealized gain on marketable securities	0
Net loss	$ (56,824)				(56,824)
Ending balance (in shares) at Mar. 31, 2024	5,515,836	534,260.839	5,515,836
Ending balance at Mar. 31, 2024	$ (116,800)	$ 0	$ 1	$ 559,275	$ (671,471)	$ (4,605)